Organization, History and Business	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Organization, History and Business

1. Organization, History and Business

DPOLLUTION INTERNATIONAL, INC. (the “Company” formerly Ram Gold & Exploration, Inc.) was incorporated under the laws of the State of Delaware on February 6, 1987 under the name of Shopping at Home Television Network, Inc. In December 1987, the Company changed its name to TV Net, Inc. In February 1989, the Company changed its name to Vegas Chips, Inc. In October 1996, the Company changed its name Skydoor Media and Entertainment, Inc. and then to Ice Holdings, Inc. In 1997, Ice Holdings, Inc. was formed in the State of Nevada and in 1999, Ice Holdings, Inc. (Nevada) merged with Ice Holdings, Inc. (Delaware) with Ice Holdings, Inc. (Nevada) becoming the survivor of the merger. In December 2006, the Company changed its name to Gaia Resources, Inc. and in January 2008, the Company changed its name to Ram Gold & Exploration, Inc. On July 27, 2010, the Company changed its name to Dpollution International, Inc. Since the disposal of the Company’s assets and the cessation of operations, majority control of the Company changed several times between 1995 and 2008. In December 2006, the Company approved a forward stock split of 1.010:1 with the fractional shares rounded to 100 shares. A change in Capitalization was filed on December 1, 2006 from 50 million common shares at $0.001 par value to 210 million shares at $0.0001 par value. The shares were divided into two classes, 200 million common shares authorized, and 10 million preferred shares authorized. There are currently no issued or outstanding preferred shares. In February 2008, the Company approved a reverse stock split of 1:50 with all fractional shares being rounded up to 100 shares. On July 10, 2010, the Company acquired 100% ownership in Dpollution, Inc., a private company operating in Quebec, Canada that owned and controlled technologies for pollution reduction and improved vehicle mileage. The Company liquidated its business in 2013.

The DPollution Asset Purchase Agreement was completed July 1, 2017 by ECRID, Inc. FINRA approved ECRID Corporate Action Request on October 13, 2017 at which time there was a reverse stock split (70 to 1). The new stock symbol is ECDD. ECRID’s primary objective going forward is to grow its membership base by offering its services to each of its members to establish or create their own ECRID CREDIT PROFILE (positive trade lines to immediately validate their credit worthiness to ECRID CERTIFIED LENDERS) Home, Car, Retail Credit, Credit Cards, and personal loans.

1. Organization, History and Business

DPOLLUTION INTERNATIONAL, INC. (the “Company” formerly Ram Gold & Exploration, Inc.) was incorporated under the laws of the State of Delaware on February 6, 1987 under the name of Shopping at Home Television Network, Inc. In December 1987, the Company changed its name to TV Net, Inc. In February 1989, the Company changed its name to Vegas Chips, Inc. In October 1996, the Company changed its name Skydoor Media and Entertainment, Inc. and then to Ice Holdings, Inc. In 1997, Ice Holdings, Inc. was formed in the State of Nevada and in 1999, Ice Holdings, Inc. (Nevada) merged with Ice Holdings, Inc. (Delaware) with Ice Holdings, Inc. (Nevada) becoming the survivor of the merger. In December 2006, the Company changed its name to Gaia Resources, Inc. and in January 2008, the Company changed its name to Ram Gold & Exploration, Inc. On July 27, 2010, the Company changed its name to Dpollution International, Inc. Since the disposal of the Company’s assets and the cessation of operations, majority control of the Company changed several times between 1995 and 2008. In December 2006, the Company approved a forward stock split of 1.010:1 with the fractional shares rounded to 100 shares. A change in Capitalization was filed on December 1, 2006 from 50 million common shares at $0.001 par value to 210 million shares at $0.0001 par value. The shares were divided into two classes, 200 million common shares authorized, and 10 million preferred shares authorized. There are currently no issued or outstanding preferred shares. In February 2008, the Company approved a reverse stock split of 1:50 with all fractional shares being rounded up to 100 shares. On July 10, 2010, the Company acquired 100% ownership in Dpollution, Inc., a private company operating in Quebec, Canada that owned and controlled technologies for pollution reduction and improved vehicle mileage. The Company liquidated its business in 2013.

The DPollution Asset Purchase Agreement was completed July 1, 2017 by ECRID, Inc. FINRA approved ECRID Corporate Action Request on October 13, 2017 at which time there was a reverse stock split (70 to 1). The new stock symbol is ECDD. ECRID’s primary objective going forward is to grow its membership base by offering its services to each of its members to establish or create their own ECRID CREDIT PROFILE (positive trade lines to immediately validate their credit worthiness to ECRID CERTIFIED LENDERS) Home, Car, Retail Credit, Credit Cards, and personal loans.